PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS - Allocation of plan assets (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Allocation of plan assets
Total	R$ (4,154,533)	R$ (4,182,580)
Allocation of plan assets [Member]
Allocation of plan assets
Real estate investments	79,423	84,497
Loans to participants	16,669	17,215
Structured investments	2,077	1,922
Total	4,154,533	4,182,580
Allocation of plan assets [Member] | National Treasury Note (NTN)
Allocation of plan assets
Fixed income investments and Loans to participants	3,438,623	3,657,930
Allocation of plan assets [Member] | Treasury Financial Letter (LFT)
Allocation of plan assets
Fixed income investments and Loans to participants	451,570	221,551
Allocation of plan assets [Member] | Repurchase operations
Allocation of plan assets
Fixed income investments and Loans to participants	139,788	164,776
Allocation of plan assets [Member] | Debentures
Allocation of plan assets
Fixed income investments and Loans to participants	17,840	20,716
Allocation of plan assets [Member] | Financial Letter
Allocation of plan assets
Fixed income investments and Loans to participants	805	840
Allocation of plan assets [Member] | FIDC shares / Others
Allocation of plan assets
Fixed income investments and Loans to participants	2,821	6,896
Allocation of plan assets [Member] | National Treasury Notes (LTN)
Allocation of plan assets
Fixed income investments and Loans to participants		20
Allocation of plan assets [Member] | Investments linked to funds and market indexes
Allocation of plan assets
Variable income investments	4,917	6,217
Defined benefit plans other than multi-employer plans, state plans and plans that share risks between entities under common control [member]
Allocation of plan assets
Real estate investments	79,423	84,497
Loans to participants	16,669	17,215
Structured investments	2,077	1,922
Total	3,233,947	3,273,309
Defined benefit plans other than multi-employer plans, state plans and plans that share risks between entities under common control [member] | National Treasury Note (NTN)
Allocation of plan assets
Fixed income investments and Loans to participants	2,571,155	2,809,035
Defined benefit plans other than multi-employer plans, state plans and plans that share risks between entities under common control [member] | Treasury Financial Letter (LFT)
Allocation of plan assets
Fixed income investments and Loans to participants	398,452	161,175
Defined benefit plans other than multi-employer plans, state plans and plans that share risks between entities under common control [member] | Repurchase operations
Allocation of plan assets
Fixed income investments and Loans to participants	139,788	164,776
Defined benefit plans other than multi-employer plans, state plans and plans that share risks between entities under common control [member] | Debentures
Allocation of plan assets
Fixed income investments and Loans to participants	17,840	20,716
Defined benefit plans other than multi-employer plans, state plans and plans that share risks between entities under common control [member] | Financial Letter
Allocation of plan assets
Fixed income investments and Loans to participants	805	840
Defined benefit plans other than multi-employer plans, state plans and plans that share risks between entities under common control [member] | FIDC shares / Others
Allocation of plan assets
Fixed income investments and Loans to participants	2,821	6,896
Defined benefit plans other than multi-employer plans, state plans and plans that share risks between entities under common control [member] | National Treasury Notes (LTN)
Allocation of plan assets
Fixed income investments and Loans to participants		20
Defined benefit plans other than multi-employer plans, state plans and plans that share risks between entities under common control [member] | Investments linked to funds and market indexes
Allocation of plan assets
Variable income investments	4,917	6,217
Post-retirement health plans
Allocation of plan assets
Total	920,586	909,271
Post-retirement health plans | National Treasury Note (NTN)
Allocation of plan assets
Fixed income investments and Loans to participants	867,468	848,895
Post-retirement health plans | Treasury Financial Letter (LFT)
Allocation of plan assets
Fixed income investments and Loans to participants	R$ 53,118	R$ 60,376